Commitments and contingencies - Additional Information (Detail) $ in Millions				12 Months Ended
	Aug. 06, 2015 USD ($)	Oct. 01, 2014 USD ($)	Jul. 21, 2014 USD ($)	Dec. 31, 2017 USD ($) location claim site	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rental and operating lease expense				$ 76.7	$ 83.3	$ 93.7
Other Commitments [Line Items]
Number of locations impacted by environmental laws and regulations | location				130
Number of company owned/occupied sites requiring environmental remediation work | site				106
Number of non owned sites liable for a share of clean-up | site				24
Estimated life of project, minimum				2 years
Estimated life of project, maximum				30 years
Accrued environmental loss contingencies, current				$ 29.1	30.2
Discount on environmental liabilities				$ 5.0	$ 5.6
Discount rate used in the present value calculation				2.40%	2.50%
Expected payments for environmental remediation in next year				$ 29.1
Projects With Uncertain Timing [Member]
Other Commitments [Line Items]
Expected payments for environmental remediation in next year				$ 11.0
CBP [Member]
Other Commitments [Line Items]
Penalty sought		$ 84.0	$ 84.0
DOJ [Member]
Other Commitments [Line Items]
Penalty sought	$ 84.0
Maximum [Member]
Other Commitments [Line Items]
Number of asbestos-related claims | claim				255